SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable - related parties	$ 18,897,430	$ 17,500,166
Allowance for credit losses	(10,067,840)	(8,518,902)
Accounts Receivable - related parties, net	8,829,590	8,981,264
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable - related parties	112	398,538
Allowance for credit losses	(112)	(139,796)
Accounts Receivable - related parties, net		$ 258,742